SEPARATE ACCOUNT KG OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                  SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2002

                                     * * *

As of September 6, 2002, the Annual Step-Up with 5% Roll-Up Enhanced Death Benefit Rider (Form number 3311-02), which was only available in the state of Texas, is no longer available.

                                     * * *

The following is added as the first paragraph under the caption PAYMENTS, under DESCRIPTON OF THE CONTRACT -- THE ACCUMULATION PHASE:

Throughout this prospectus, the terms "payment(s)" and "gross payment(s)" refer solely to monies the Owner submits to the Company to be applied to the Contract. These terms do not include any Payment Credits allocated to the Contract by the Company.

                                     * * *

The fourth paragraph under the caption TRANSFER PRIVILEGE, under DESCRIPTON OF THE CONTRACT -- THE ACCUMULATION PHASE is deleted in its entirety.

                                     * * *

The second paragraph under the caption ELECTING THE ANNUITY DATE, under ANNUITIZATION - THE PAYOUT PHASE is amended in its entirety to read as follows:

If the Owner does not select an Annuity Date, the default Annuity Date will be
(a) one month before the Owner's 85th birthday (for Contracts issued prior to or on age 76) or (b) the issue date plus 10 years (for Contracts issued after age
76). In no event will the default Annuity Date be later than the latest possible Annuity Date. If there are joint owners, the age of the younger will determine the default Annuity Date.

                                     * * *

The paragraph entitled PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL under the GUARANTEE PERIOD ACCOUNTS is amended in its entirety to read as follows:

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. Unless the Company is notified otherwise, if a subsequent payment is made after the PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL has been selected and during the Guaranteed Period, such payment will be allocated among the selected Sub-Accounts only. If you want the subsequent payment to be allocated to a new Guarantee Period Account while enrolled in the Program, you must provide payment allocation instructions to the Company that include (1) the Guarantee Period and
(2) the dollar or percentage amount you want allocated to that Guarantee Period Account.

                                     * * *

The last paragraph in the following sections under APPENDIX B - ENHANCED DEATH BENEFIT RIDERS is amended in its entirety to read as follows:

- 2. ANNUAL STEP-UP WITH 5% ROLL-UP ENHANCED DEATH BENEFIT RIDER (FORM 3311-02 -TEXAS ONLY)

- 4. ANNUAL STEP-UP WITH 7% ROLL-UP ENHANCED DEATH BENEFIT RIDER (FORM 3313-02)

- 6. ANNUAL STEP-UP WITH 5% ROLL-UP ENHANCED DEATH BENEFIT RIDER (FORM 3305-01.1 ONLY AVAILABLE IN TEXAS)

- 7(B). 7% ROLL-UP ENHANCED DEATH BENEFIT RIDER (FORM 3303-01)

- 8(B). ANNUAL STEP-UP WITH 7% ROLL-UP ENHANCED DEATH BENEFIT RIDER
  (FORM 3304-01)

Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 7% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.

                                     * * *

The last section entitled "TERMINATING THE EER" under APPENDIX C - OPTIONAL ENHANCED EARNINGS RIDER is amended to read in its entirety as follows:

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.       the Annuity Date;

2.       the date the Contract is surrendered;

3. the date the Company determines a death benefit is payable, if the Contract is not continued by the deceased Owner's spouse;

4. the date that the deceased Owner's spouse, who is also the sole beneficiary, continues the Contract but elects to terminate the EER; or

5. if the deceased Owner's spouse, who is also the sole beneficiary, continues the Contract and the EER, then the date the Company determines a death benefit is payable upon the death of the new Owner.

If (1) the payment of the death benefit is deferred under the Contract or (2) the deceased owner's spouse, who is also the sole beneficiary, continues the Contract but elects to terminate the EER, then the amount of the EER benefit will be applied to the Contract through an allocation to the Sub-Account investing in the Scudder Money Market Portfolio and the Rider will terminate.

The EER may not be available in all states. The Company may discontinue offering the EER at any time.

                                     * * *

SUPPLEMENT DATED SEPTEMBER 6, 2002



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